Label	Element	Value
VanEck BDC Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck® BDC Income ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
VanEck® BDC Income ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Business Development Companies Index (the “BDC Index” or the “Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the period from May 1, 2024 through December 31, 2024, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including business development companies (“BDCs”). Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s reports to shareholders.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index and/or in investments or instruments that have investment exposure to securities that comprise its benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The BDC Index is comprised of BDCs. To be eligible for the BDC Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in, the United States, be registered with the Securities and Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”). BDCs are vehicles whose principal business is to invest in, lend capital to or provide services to privately-held U.S. companies or thinly traded U.S. public companies. Small- and medium-capitalization BDCs are eligible for inclusion in the BDC
Index. The BDC Index is reconstituted and rebalanced quarterly. As of December 31, 2024, the BDC Index included 26 securities of companies with a market capitalization range of between approximately $486 million to $14.1 billion and a weighted average market capitalization of $6.1 billion. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund seeks to achieve its investment objective by primarily investing in securities issued by BDCs and in swaps and other types of derivative instruments that have investment exposure to BDCs, including swaps on the benchmark index and/or swaps on the components that comprise the benchmark index. The notional values of these swaps and other derivative instruments will count towards the Fund’s 80% investment policy and cash and cash equivalents related to the swaps and other derivative instruments will not be counted towards the calculation of total assets. Floating-rate securities owned by BDCs in which the Fund invests may pay interest based on the Secured Overnight Financing Rate (“SOFR”). The Fund may also invest in exchange-traded notes.
The Investment Company Act of 1940 places limits on the percentage of the total outstanding stock of a BDC that may be owned by the Fund; however, a Securities and Exchange Commission rule applicable to the Fund permits it to invest in BDCs in excess of this limitation if certain conditions are met.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the BDC Index by investing in a portfolio of securities that generally replicates the BDC Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the BDC Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the BDC Index.
The Fund will concentrate its investments in a particular industry or group of industries to the extent that the BDC Index concentrates in an industry or group of industries. As of December 31, 2024, the financials sector represented a significant portion of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to the extent that the BDC Index concentrates in an industry or group of industries. As of December 31, 2024, the financials sector represented a significant portion of the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	34.34%	2Q 2020
Worst Quarter:	-42.78%	1Q 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	See “License Agreements and Disclaimers” for important information.
VanEck BDC Income ETF | MVIS US Business Development Companies Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MVIS US Business Development Companies Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.36%
5 Years	rr_AverageAnnualReturnYear05	11.05%
10 Years	rr_AverageAnnualReturnYear10	9.45%
VanEck BDC Income ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
VanEck BDC Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	An investment may lose money.
VanEck BDC Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck BDC Income ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck BDC Income ETF | Derivatives Counterparty Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Derivatives Counterparty Risk. A loss may be sustained as a result of the failure of another party to a contract (usually referred to as a “counterparty”) to make required payments, fulfill its contractual obligations or otherwise comply with a contract’s terms because of the financial condition of the counterparty (i.e., financial difficulties or insolvency), market activities and developments, the counterparty being unable or unwilling to perform under the contract or other reasons. In a swap agreement, the Fund bears the risk of loss of the amount expected to be received under the agreement in the event of the default or bankruptcy of a counterparty. These risks are heightened and may materially impact the Fund’s ability to achieve its investment objective given that the Fund may enter into swap agreements with one or a limited number of counterparties. The Fund’s use of one or a limited number of counterparties increases the Fund’s exposure to counterparty credit risk. Credit risk refers to the possibility that the counterparty will be unable and/or unwilling to honor its obligations and/or default completely on the derivative transaction. Swap agreements also may be considered to be illiquid. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

VanEck BDC Income ETF | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Derivatives Risk. Derivatives and other similar instruments (referred to collectively as “derivatives”) are financial instruments whose values are based on the value of one or more reference assets or indicators, such as a security, currency, interest rate, or index. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Moreover, although the value of a derivative is based on an underlying asset or indicator, a derivative typically does not carry the same rights as would be the case if the Fund invested directly in the underlying securities, currencies or other assets.
Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or, in the case of “over-the-counter” derivatives, as a result of a counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not achieve the desired correlation with the underlying asset or indicator. Derivative transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. The use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund.
Many derivative transactions are entered into “over-the-counter” without a central clearinghouse; as a result, the value of such a derivative transaction will depend on, among other factors, the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). Counterparty risk also refers to the related risks of having concentrated exposure to such a counterparty. A liquid secondary market may not always exist for the Fund’s derivative positions at any time, and the Fund may not be able to initiate or liquidate a swap position at an advantageous time or price, which may result in significant losses. The Fund may also face the risk that it may not be able to meet margin and payment requirements and maintain a derivatives position.
Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

VanEck BDC Income ETF | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Securities Risk.The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.
VanEck BDC Income ETF | Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.
VanEck BDC Income ETF | Floating Rate Risk For BDCs Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Floating Rate Risk for BDCs. The BDCs in which the Fund invests may invest in floating rate securities, which are instruments in which the interest rate payable on an obligation fluctuates on a periodic basis based upon changes in an interest rate benchmark. As a result, the yield on such a security will generally decline in a falling interest rate environment, causing the BDC, and by extension, the Fund, to experience a reduction in the income it receives from the security.
VanEck BDC Income ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck BDC Income ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck BDC Income ETF | Issuer-Specific Changes Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Issuer-Specific Changes Risk. The value of individual securities in the Fund’s portfolio can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, which may have a greater impact if the Fund’s portfolio is concentrated in a country, region, market, industry, sector or asset class. A change in the financial condition, market perception or the credit rating of an issuer of securities included in the Fund’s Index may cause the value of its securities to decline.

VanEck BDC Income ETF | Index Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck BDC Income ETF | Investment Restrictions Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Investment Restrictions Risk. The Fund is subject to the conditions set forth in certain provisions of the Investment Company Act of 1940 and Securities and Exchange Commission regulations thereunder that limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of an unaffiliated investment company or business development company. The Fund and its affiliates may not actively acquire “control” of an investment company or business development company, which is presumed once ownership of an investment company’s outstanding voting securities exceeds 25%. Also, to comply with provisions of the Investment Company Act of 1940 and regulations thereunder, the Adviser may be required to vote shares of an investment company or business development company in the same general proportion as shares held by other shareholders of the investment company or business development company.

VanEck BDC Income ETF | Liquidity Risk Related To Swap Agreements Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Liquidity Risk Related to Swap Agreements. The Fund will invest in swap agreements, which may be less liquid than other types of investments. The illiquidity of swap agreements could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders. In stressed market conditions, the liquidity of the Fund’s shares may begin to mirror those of the underlying portfolio holdings, which can be significantly less liquid than the Fund’s shares.

VanEck BDC Income ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck BDC Income ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck BDC Income ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck BDC Income ETF | Passive Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck BDC Income ETF | Regulatory Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Regulatory Risk. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. The Adviser is registered as a commodity pool operator under the U.S. Commodity Exchange Act and the rules of the Commodity Futures Trading Commission and is subject to Commodity Futures Trading Commission regulation with respect to the Fund. The Commodity Futures Trading Commission has adopted rules regarding the disclosure, reporting and recordkeeping requirements that will apply with respect to the Fund as a result of the Adviser’s registration as a commodity pool operator. Generally, these rules allow for substituted compliance with Commodity Futures Trading Commission disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable Securities and Exchange Commission requirements. This means that for most of the Commodity Futures Trading Commission’s disclosure and shareholder reporting applicable to the Adviser as the Fund’s commodity pool operator, the Adviser’s compliance with Securities and Exchange Commission disclosure and shareholder reporting will be deemed to fulfill the Adviser’s Commodity Futures Trading Commission compliance obligations. However, as a result of Commodity Futures Trading Commission regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” (“CTA”) but relies on an exemption with respect to the Fund from CTA regulations available for a CTA that also serves as the Fund’s commodity pool operator. The Commodity Futures Trading Commission has neither reviewed nor approved the Fund, their investment strategies, or this Prospectus.
VanEck BDC Income ETF | Risk Of Investing In BDCs Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Risk of Investing in BDCs. BDCs generally invest in less mature U.S. private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. While the BDCs that comprise the Index are expected to generate income in the form of dividends, certain BDCs during certain periods of time may not generate such income. The Fund will indirectly bear its proportionate share of any management fees and other operating expenses incurred by the BDCs and of any performance-based or incentive fees payable by the BDCs in which it invests, in addition to the expenses paid by the Fund. A BDC’s incentive fee may be very high, vary from year to year and be payable even if the value of the BDC’s portfolio declines in a given time period. Incentive fees may create an incentive for a BDC’s manager to make investments that are risky or more speculative than would be the case in the absence of such compensation arrangements, and may also encourage the BDC’s manager to use leverage to increase the return on the BDC’s investments. The use of leverage by BDCs magnifies gains and losses on amounts invested and increases the risks associated with investing in BDCs. A BDC may make investments with a larger amount of risk of volatility and loss of principal than other investment options and may also be highly speculative and aggressive.

VanEck BDC Income ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck BDC Income ETF | Trading Issues Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck BDC Income ETF | VanEck BDC Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BIZD
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	12.44%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	12.86%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,235
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,423
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 8,786
Annual Return 2015	rr_AnnualReturn2015	(4.60%)
Annual Return 2016	rr_AnnualReturn2016	25.95%
Annual Return 2017	rr_AnnualReturn2017	(0.51%)
Annual Return 2018	rr_AnnualReturn2018	(5.82%)
Annual Return 2019	rr_AnnualReturn2019	29.53%
Annual Return 2020	rr_AnnualReturn2020	(7.13%)
Annual Return 2021	rr_AnnualReturn2021	39.82%
Annual Return 2022	rr_AnnualReturn2022	(8.78%)
Annual Return 2023	rr_AnnualReturn2023	26.93%
Annual Return 2024	rr_AnnualReturn2024	15.41%
Label	rr_AverageAnnualReturnLabel	VanEck BDC Income ETF(return before taxes)
1 Year	rr_AverageAnnualReturnYear01	15.41%
5 Years	rr_AverageAnnualReturnYear05	11.65%
10 Years	rr_AverageAnnualReturnYear10	9.73%
VanEck BDC Income ETF | VanEck BDC Income ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck BDC Income ETF(return after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	10.45%
5 Years	rr_AverageAnnualReturnYear05	6.78%
10 Years	rr_AverageAnnualReturnYear10	5.32%
VanEck BDC Income ETF | VanEck BDC Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck BDC Income ETF(return after taxes on distributions and sale of Fund Shares)
1 Year	rr_AverageAnnualReturnYear01	9.00%
5 Years	rr_AverageAnnualReturnYear05	6.64%
10 Years	rr_AverageAnnualReturnYear10	5.35%
VanEck International High Yield Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck® International High Yield Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
VanEck® International High Yield Bond ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of ICE BofA Global ex-US Issuers High Yield Constrained Index (the “International High Yield Index” or the “Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the period from May 1, 2024 through December 31, 2024, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The International High Yield Index is comprised of below investment grade bonds issued by corporations located throughout the world (which may include emerging market countries) excluding the United States, denominated in euros, U.S. dollars, Canadian dollars or pound sterling and issued in the major domestic or eurobond markets. Qualifying securities must have a below investment grade rating. As of December 31, 2024, the International High Yield Index included 1,540 below investment grade securities of 771 issuers and approximately 41% of the International High Yield Index was comprised of Rule 144A securities. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the International High Yield Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the International High Yield Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the International High Yield Index. Because of the practical difficulties and expense of purchasing all of the securities in the International High Yield Index, the Fund does not purchase all of the securities in the International High Yield Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the International High Yield Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the International High Yield Index.
The Fund may concentrate its investments in a particular industry or group of industries to the extent that the International High Yield Index concentrates in an industry or group of industries. As of December 31, 2024, each of the financials, industrials, information technology and energy sectors represented a significant portion of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the International High Yield Index concentrates in an industry or group of industries. As of December 31, 2024, each of the financials, industrials, information technology and energy sectors represented a significant portion of the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index, a broad measure of market performance and an additional index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index, a broad measure of market performance and an additional index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	13.19%	2Q 2020
Worst Quarter:	-14.44%	1Q 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.44%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 1, 2024, the ICE BofA Global Broad Market Index replaced the ICE BofA US Broad Market Index as the Fund's broad measure of market performance. The Fund changed its broad measure of market performance as it believes the ICE BofA Global Broad Market Index is more representative of global fixed income exposure.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	See “License Agreements and Disclaimers” for important information.
VanEck International High Yield Bond ETF | ICE BofA Global Broad Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[3]
Label	rr_AverageAnnualReturnLabel	ICE BofA Global Broad Market Index1(reflects no deduction for fees, expenses or taxes)	[3]
1 Year	rr_AverageAnnualReturnYear01	(2.08%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.37%)	[3]
10 Years	rr_AverageAnnualReturnYear10	(0.04%)	[3]
VanEck International High Yield Bond ETF | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA US Broad Market Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.47%
5 Years	rr_AverageAnnualReturnYear05	(0.34%)
10 Years	rr_AverageAnnualReturnYear10	1.37%
VanEck International High Yield Bond ETF | ICE BofA Global ex-US Issuers High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ICE BofA Global ex-US Issuers High Yield Constrained Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.42%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	3.72%
VanEck International High Yield Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	An investment may lose money.
VanEck International High Yield Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck International High Yield Bond ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck International High Yield Bond ETF | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck International High Yield Bond ETF | Call Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Call Risk. The Fund may invest in callable debt securities. If interest rates fall, issuers may “call” (or prepay) their debt securities before their maturity date. If the issuer exercises a call during or following a period of declining interest rates, the Fund is likely to have to replace the called security with a lower yielding security or riskier security, decreasing the Fund’s net investment income. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

VanEck International High Yield Bond ETF | Emerging Market Issuers Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.
Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.
Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.
Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.
Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck International High Yield Bond ETF | Emerging Market Issuers Risk, Securities Market Risk Member
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Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck International High Yield Bond ETF | Emerging Markets Issuers Risk, Political And Economic Risk Member
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Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck International High Yield Bond ETF | Emerging Markets Issuers Risk, Investment And Repatriation Restrictions Risk Member
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Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck International High Yield Bond ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
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Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck International High Yield Bond ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
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Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck International High Yield Bond ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
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Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck International High Yield Bond ETF | Energy Sector Risk Member
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Energy Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, and the cost of providing the specific utility services and other factors that they cannot control.
The energy sector is cyclical and is highly dependent on commodity prices; prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, OPEC policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, and the economy of the key energy-consuming countries. Commodity prices have recently been subject to increased volatility and declines, which may negatively affect companies in which the Fund may invest.
Companies in the energy sector may be adversely affected by terrorism, natural disasters or other catastrophes. Companies in the energy sector are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Disruptions in the oil industry or shifts in fuel consumption may significantly impact companies in this sector. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets.
Companies in the energy sector may also be adversely affected by changes in exchange rates, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely comprised of governmental entities and utilities, governmental budget constraints may have a significant impact on the stock prices of companies in this sector. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
A downturn in the energy sector, adverse political, legislative or regulatory developments or other events could have a larger impact on the Fund than on an investment company that does not invest a substantial portion of its assets in the energy sector. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. The price of oil, natural gas and other fossil fuels may decline and/or experience significant volatility, which could adversely impact companies operating in the energy sector.

VanEck International High Yield Bond ETF | Foreign Securities Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck International High Yield Bond ETF | Foreign Currency Risk Member
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Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck International High Yield Bond ETF | Financials Sector Risk Member
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Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.

VanEck International High Yield Bond ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck International High Yield Bond ETF | High Yield Securities Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities, resulting in increased volatility of their market prices and a corresponding volatility in the Fund’s net asset value. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for high yield securities may be less liquid than the markets for higher quality securities, and high yield securities issued by non-corporate issuers may be less liquid than high yield securities issued by corporate issuers. Illiquidity may have an adverse effect on the market prices of and the Fund’s ability to arrive at a fair value for certain securities when it seeks to do so. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund's net asset value.
VanEck International High Yield Bond ETF | Index-Related Concentration Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck International High Yield Bond ETF | Industrials Sector Risk Member
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Industrials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the industrials sector. The industrials sector comprises companies who produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

VanEck International High Yield Bond ETF | Index Tracking Risk Member
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Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck International High Yield Bond ETF | Interest Rate Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck International High Yield Bond ETF | Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. In addition, information technology may face increased government scrutiny and may be subject to adverse government or legal action.
VanEck International High Yield Bond ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck International High Yield Bond ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck International High Yield Bond ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck International High Yield Bond ETF | Passive Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck International High Yield Bond ETF | Restricted Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Restricted Securities Risk. Regulation S securities and Rule 144A securities are restricted securities that are not registered under the Securities Act of 1933. They may be less liquid and more difficult to value than other investments because such securities may not be readily marketable. The Fund may not be able to purchase or sell a restricted security promptly or at a reasonable time or price. Although there may be a substantial institutional market for these securities, it is not possible to predict exactly how the market for such securities will develop or whether it will continue to exist. A restricted security that was liquid at the time of purchase may subsequently become illiquid and its value may decline as a result. Restricted securities that are deemed illiquid will count towards the Fund’s limitation on illiquid securities. In addition, transaction costs may be higher for restricted securities than for more liquid securities. The Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration.

VanEck International High Yield Bond ETF | Sampling Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all of the securities in its Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

VanEck International High Yield Bond ETF | Special Risk Considerations Of Investing In European Issuers Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union of the European Union requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro, the default or threat of default by a European Union member country on its sovereign debt, and/or an economic recession in a European Union member country may have a significant adverse effect on the economies of other European Union countries and on major trading partners outside Europe. If any member country exits the Economic and Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected, and may in the future be affected, by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries. Following the United Kingdom's withdrawal from the European Union on January 31, 2020 (“Brexit”), certain trading matters between the United Kingdom and the European Union (the “EU”) remain unresolved, including with respect to financial services. The continuing uncertainty could have an adverse impact on the U.K. economy and currency.
VanEck International High Yield Bond ETF | Special Risk Considerations Of Investing In Latin American Issuers Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Special Risk Considerations of Investing in Latin American Issuers. Investments in securities of Latin American issuers involve special considerations not typically associated with investments in securities of issuers located in the United States. The economies of certain Latin American countries have, at times, experienced high interest rates, economic volatility, inflation, currency devaluations and high unemployment rates. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. The economies of Latin American countries are heavily dependent on trading relationships with key trading partners, including the U.S., Europe, Asia, and other Latin American countries. Adverse economic events in one country may have a significant adverse effect on other countries of this region.
Most Latin American countries have experienced severe and persistent levels of inflation, including, in some cases, hyperinflation.This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many Latin American countries has lessened, there is no guarantee it will remain at lower levels.
The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and could result in significant disruption in securities markets in the region.
The economies of Latin American countries are generally considered emerging markets and can be significantly affected by currency devaluations. Certain Latin American countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many Latin American currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies.
Finally, a number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and a rescheduling of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

VanEck International High Yield Bond ETF | Special Risk Considerations Of Investing In United Kingdom Issuers Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Special Risk Considerations of Investing in United Kingdom Issuers. Investments in securities of United Kingdom issuers, including issuers located outside of the United Kingdom that generate significant revenues from the United Kingdom, involve risks and special considerations not typically associated with investments in the U.S. securities markets. Investments in United Kingdom issuers may subject the Fund to regulatory, political, currency, security and economic risks specific to the United Kingdom. The British economy relies heavily on the export of financials to the United States and other European countries. Following the United Kingdom's withdrawal from the European Union on January 31, 2020 (“Brexit”), certain trading matters between the United Kingdom and the European Union (the “EU”) remain unresolved, including with respect to financial services. The continuing uncertainty could have an adverse impact on the U.K. economy and currency.
VanEck International High Yield Bond ETF | Trading Issues Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck International High Yield Bond ETF | VanEck International High Yield Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IHY
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4],[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 505
Annual Return 2015	rr_AnnualReturn2015	(3.57%)
Annual Return 2016	rr_AnnualReturn2016	11.30%
Annual Return 2017	rr_AnnualReturn2017	11.62%
Annual Return 2018	rr_AnnualReturn2018	(4.62%)
Annual Return 2019	rr_AnnualReturn2019	12.75%
Annual Return 2020	rr_AnnualReturn2020	8.59%
Annual Return 2021	rr_AnnualReturn2021	(2.78%)
Annual Return 2022	rr_AnnualReturn2022	(14.52%)
Annual Return 2023	rr_AnnualReturn2023	12.20%
Annual Return 2024	rr_AnnualReturn2024	4.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.66%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.88%)
Label	rr_AverageAnnualReturnLabel	VanEck International High Yield Bond ETF (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	4.54%
5 Years	rr_AverageAnnualReturnYear05	1.14%
10 Years	rr_AverageAnnualReturnYear10	3.15%
VanEck International High Yield Bond ETF | VanEck International High Yield Bond ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck International High Yield Bond ETF (return after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	2.23%
5 Years	rr_AverageAnnualReturnYear05	(0.80%)
10 Years	rr_AverageAnnualReturnYear10	1.31%
VanEck International High Yield Bond ETF | VanEck International High Yield Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck International High Yield Bond ETF (return after taxes on distributions and sale of Fund Shares)
1 Year	rr_AverageAnnualReturnYear01	2.67%
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	1.61%
VanEck J.P. Morgan EM Local Currency Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck® J.P. Morgan EM Local Currency Bond ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
VanEck® J.P. Morgan EM Local Currency Bond ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the J.P. Morgan GBI-EM Global Core Index (the “Emerging Markets Global Core Index” or the “Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the period from May 1, 2024 through December 31, 2024, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waivers and/or expense reimbursement arrangement for only the first year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Emerging Markets Global Core Index is comprised of bonds issued by emerging market governments and denominated in the local currency of the issuer. As of December 31, 2024, the Emerging Markets Global Core Index included 391 bonds of 19 sovereign issuers. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Emerging Markets Global Core Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Emerging Markets Global Core Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Emerging Markets Global Core Index. Because of the practical difficulties and expense of purchasing all of the securities in the Emerging Markets Global Core Index, the Fund does not purchase all of the securities in the Emerging Markets Global Core Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Emerging Markets Global Core Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Emerging Markets Global Core Index.
The Fund is classified as a non-diversified fund and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Emerging Markets Global Core Index concentrates in an industry or group of industries. As of December 31, 2024, the government sector represented a significant portion of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Emerging Markets Global Core Index concentrates in an industry or group of industries. As of December 31, 2024, the government sector represented a significant portion of the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index, a broad measure of market performance and an additional index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index, a broad measure of market performance and an additional index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	10.73%	1Q 2016
Worst Quarter:	-14.44%	1Q 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.44%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 1, 2024, the ICE BofA Global Broad Market Plus Index replaced the ICE BofA US Broad Market Index as the Fund's broad measure of market performance. The Fund changed its broad measure of market performance as it believes the ICE BofA Global Broad Market Plus Index is more representative of global fixed income exposure.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	See “License Agreements and Disclaimers” for important information.
VanEck J.P. Morgan EM Local Currency Bond ETF | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	ICE BofA US Broad Market Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.47%
5 Years	rr_AverageAnnualReturnYear05	(0.34%)
10 Years	rr_AverageAnnualReturnYear10	1.37%
VanEck J.P. Morgan EM Local Currency Bond ETF | ICE BofA Global Broad Market Plus Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[6]
Label	rr_AverageAnnualReturnLabel	ICE BofA Global Broad Market Plus Index1(reflects no deduction for fees, expenses or taxes)	[6]
1 Year	rr_AverageAnnualReturnYear01	(1.66%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(2.27%)	[6]
10 Years	rr_AverageAnnualReturnYear10	0.02%	[6]
VanEck J.P. Morgan EM Local Currency Bond ETF | J.P. Morgan GBI-EM Global Core Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	J.P. Morgan GBI-EM Global Core Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.40%)
5 Years	rr_AverageAnnualReturnYear05	(1.80%)
10 Years	rr_AverageAnnualReturnYear10	0.12%
VanEck J.P. Morgan EM Local Currency Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck J.P. Morgan EM Local Currency Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	An investment may lose money.
VanEck J.P. Morgan EM Local Currency Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck J.P. Morgan EM Local Currency Bond ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck J.P. Morgan EM Local Currency Bond ETF | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck J.P. Morgan EM Local Currency Bond ETF | Cash Transactions Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.
VanEck J.P. Morgan EM Local Currency Bond ETF | Emerging Market Issuers Risk Member
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Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

VanEck J.P. Morgan EM Local Currency Bond ETF | Emerging Market Issuers Risk, Securities Market Risk Member
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Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

VanEck J.P. Morgan EM Local Currency Bond ETF | Emerging Markets Issuers Risk, Political And Economic Risk Member
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Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.
Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.
In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.
Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.
Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

VanEck J.P. Morgan EM Local Currency Bond ETF | Emerging Markets Issuers Risk, Investment And Repatriation Restrictions Risk Member
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Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the net asset value of the Fund.
Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

VanEck J.P. Morgan EM Local Currency Bond ETF | Emerging Market Issuers Risk, Limited Disclosure About Emerging Market Issuers Risk Member
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Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

VanEck J.P. Morgan EM Local Currency Bond ETF | Emerging Market Issuers Risk, Operational And Settlement Risk Member
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Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the Investment Company Act of 1940 permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible.
The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests effected in cash. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.
In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.
Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

VanEck J.P. Morgan EM Local Currency Bond ETF | Emerging Market Issuers Risk, Foreign Currency Risk Considerations Member
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Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.
The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code of 1986. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.
Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

VanEck J.P. Morgan EM Local Currency Bond ETF | Emerging Market Issuers Risk, Corporate And Securities Laws Risk Member
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Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

VanEck J.P. Morgan EM Local Currency Bond ETF | Foreign Securities Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck J.P. Morgan EM Local Currency Bond ETF | Foreign Currency Risk Member
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Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

VanEck J.P. Morgan EM Local Currency Bond ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
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Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck J.P. Morgan EM Local Currency Bond ETF | High Yield Securities Risk Member
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High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities, resulting in increased volatility of their market prices and a corresponding volatility in the Fund’s net asset value. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for high yield securities may be less liquid than the markets for higher quality securities, and high yield securities issued by non-corporate issuers may be less liquid than high yield securities issued by corporate issuers. Illiquidity may have an adverse effect on the market prices of and the Fund’s ability to arrive at a fair value for certain securities when it seeks to do so. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund's net asset value.
VanEck J.P. Morgan EM Local Currency Bond ETF | Index-Related Concentration Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck J.P. Morgan EM Local Currency Bond ETF | Issuer-Specific Changes Risk Member
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Issuer-Specific Changes Risk. The value of individual securities in the Fund’s portfolio can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, which may have a greater impact if the Fund’s portfolio is concentrated in a country, region, market, industry, sector or asset class. A change in the financial condition, market perception or the credit rating of an issuer of securities included in the Fund’s Index may cause the value of its securities to decline.

VanEck J.P. Morgan EM Local Currency Bond ETF | Index Tracking Risk Member
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Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck J.P. Morgan EM Local Currency Bond ETF | Interest Rate Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck J.P. Morgan EM Local Currency Bond ETF | Market Risk Member
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Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck J.P. Morgan EM Local Currency Bond ETF | No Guarantee Of Active Trading Market Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck J.P. Morgan EM Local Currency Bond ETF | Operational Risk Member
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Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck J.P. Morgan EM Local Currency Bond ETF | Passive Management Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck J.P. Morgan EM Local Currency Bond ETF | Sampling Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all of the securities in its Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

VanEck J.P. Morgan EM Local Currency Bond ETF | Sovereign Bond Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Sovereign Bond Risk. Investment in sovereign bonds involves special risks not present in corporate bonds. The governmental authority that controls the repayment of the bond may be unable or unwilling to make interest payments and/or repay the principal on its debt or to otherwise honor its obligations. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. During periods of economic uncertainty, the market prices of sovereign bonds, and the Fund’s net asset value, may be more volatile than prices of corporate bonds, which may result in losses. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for holders of sovereign bonds.

VanEck J.P. Morgan EM Local Currency Bond ETF | Special Risk Considerations Of Investing In European Issuers Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union of the European Union requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or European Union regulations on trade, changes in the exchange rate of the euro, the default or threat of default by a European Union member country on its sovereign debt, and/or an economic recession in a European Union member country may have a significant adverse effect on the economies of other European Union countries and on major trading partners outside Europe. If any member country exits the Economic and Monetary Union, the departing country would face the risks of currency devaluation and its trading partners and banks and others around the world that hold the departing country’s debt would face the risk of significant losses. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected, and may in the future be affected, by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including European Union member countries that do not use the euro and non-European Union member countries. Following the United Kingdom's withdrawal from the European Union on January 31, 2020 (“Brexit”), certain trading matters between the United Kingdom and the European Union (the “EU”) remain unresolved, including with respect to financial services. The continuing uncertainty could have an adverse impact on the U.K. economy and currency.
VanEck J.P. Morgan EM Local Currency Bond ETF | Special Risk Considerations Of Investing In Asian Issuers Member
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Risk Narrative [Text Block]	rr_RiskTextBlock
Special Risk Considerations of Investing in Asian Issuers. Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Geopolitical hostility, political instability, as well as economic or environmental events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the Fund to higher action costs or greater uncertainty than investments in more developed securities markets. Such risks may adversely affect the value of the Fund’s investments. Certain Asian countries have developed increasingly strained relationships with the U.S. or with China, and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund's investments.

VanEck J.P. Morgan EM Local Currency Bond ETF | Special Risk Considerations Of Investing In Latin American Issuers Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Special Risk Considerations of Investing in Latin American Issuers. Investments in securities of Latin American issuers involve special considerations not typically associated with investments in securities of issuers located in the United States. The economies of certain Latin American countries have, at times, experienced high interest rates, economic volatility, inflation, currency devaluations and high unemployment rates. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. The economies of Latin American countries are heavily dependent on trading relationships with key trading partners, including the U.S., Europe, Asia, and other Latin American countries. Adverse economic events in one country may have a significant adverse effect on other countries of this region.
Most Latin American countries have experienced severe and persistent levels of inflation, including, in some cases, hyperinflation.This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many Latin American countries has lessened, there is no guarantee it will remain at lower levels.
The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and could result in significant disruption in securities markets in the region.
The economies of Latin American countries are generally considered emerging markets and can be significantly affected by currency devaluations. Certain Latin American countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many Latin American currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies.
Finally, a number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and a rescheduling of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

VanEck J.P. Morgan EM Local Currency Bond ETF | Trading Issues Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck J.P. Morgan EM Local Currency Bond ETF | VanEck J.P. Morgan EM Local Currency Bond ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMLC
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.27%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.31%	[7]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	99
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	173
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 392
Annual Return 2015	rr_AnnualReturn2015	(14.64%)
Annual Return 2016	rr_AnnualReturn2016	8.76%
Annual Return 2017	rr_AnnualReturn2017	14.00%
Annual Return 2018	rr_AnnualReturn2018	(7.68%)
Annual Return 2019	rr_AnnualReturn2019	9.90%
Annual Return 2020	rr_AnnualReturn2020	2.98%
Annual Return 2021	rr_AnnualReturn2021	(9.33%)
Annual Return 2022	rr_AnnualReturn2022	(10.15%)
Annual Return 2023	rr_AnnualReturn2023	11.88%
Annual Return 2024	rr_AnnualReturn2024	(3.37%)
Label	rr_AverageAnnualReturnLabel	VanEck J.P. Morgan EM Local Currency Bond ETF(return before taxes)
1 Year	rr_AverageAnnualReturnYear01	(3.37%)
5 Years	rr_AverageAnnualReturnYear05	(1.93%)
10 Years	rr_AverageAnnualReturnYear10	(0.26%)
VanEck J.P. Morgan EM Local Currency Bond ETF | VanEck J.P. Morgan EM Local Currency Bond ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck J.P. Morgan EM Local Currency Bond ETF(return after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	(5.78%)
5 Years	rr_AverageAnnualReturnYear05	(2.77%)
10 Years	rr_AverageAnnualReturnYear10	(1.19%)
VanEck J.P. Morgan EM Local Currency Bond ETF | VanEck J.P. Morgan EM Local Currency Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck J.P. Morgan EM Local Currency Bond ETF(return after taxes on distributions and sale of Fund Shares)
1 Year	rr_AverageAnnualReturnYear01	(1.97%)
5 Years	rr_AverageAnnualReturnYear05	(1.75%)
10 Years	rr_AverageAnnualReturnYear10	(0.54%)
VanEck Mortgage REIT Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck® Mortgage REIT Income ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
VanEck® Mortgage REIT Income ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Mortgage REITs Index (the “Mortgage REITs Index” or the “Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the period from May 1, 2024 through December 31, 2024, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Mortgage REIT Index is comprised of publicly traded U.S. real estate investment trusts (“REITs”) that derive at least 50% of their revenues from (or, where applicable, have at least 50% of their assets related to) mortgage-related activity.
A mortgage REIT makes loans to developers and owners of properties and invests primarily in mortgages and similar real estate interests, and includes companies or trusts that are primarily engaged in the purchasing or servicing of commercial or residential mortgage loans or mortgage-related securities. The Mortgage REITs Index may include small-, medium- and large-capitalization companies. As of December 31, 2024, the Mortgage REITs Index included 25 securities of companies with a market capitalization range of between approximately $321 million and $10.3 billion and a weighted average market capitalization of $4.0 billion. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Mortgage REITs Index by investing in a portfolio of securities that generally replicates the Mortgage REITs Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Mortgage REITs Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Mortgage REITs Index.
The Fund is classified as a non-diversified fund and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Mortgage REITs Index concentrates in an industry or group of industries. As of December 31, 2024, the financials sector represented a significant portion of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Mortgage REITs Index concentrates in an industry or group of industries. As of December 31, 2024, the financials sector represented a significant portion of the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	40.06%	2Q 2020
Worst Quarter:	-57.25%	1Q 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(57.25%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	See “License Agreements and Disclaimers” for important information.
VanEck Mortgage REIT Income ETF | MVIS US Mortgage REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	MVIS US Mortgage REITs Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.49%
5 Years	rr_AverageAnnualReturnYear05	(5.10%)
10 Years	rr_AverageAnnualReturnYear10	1.76%
VanEck Mortgage REIT Income ETF | S&P 500 Index Total Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index Total Return(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
VanEck Mortgage REIT Income ETF | Risk Nondiversified Status [Member]
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Risk Narrative [Text Block]	rr_RiskTextBlock
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Mortgage REIT Income ETF | Risk Lose Money [Member]
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Risk Narrative [Text Block]	rr_RiskTextBlock	An investment may lose money.
VanEck Mortgage REIT Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Mortgage REIT Income ETF | Authorized Participant Concentration Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Mortgage REIT Income ETF | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Equity Securities Risk.The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns.

VanEck Mortgage REIT Income ETF | Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Financials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the financials sector. Companies in the financials sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financials sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financials sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financials sector perceived as benefiting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financials sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions.
VanEck Mortgage REIT Income ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Mortgage REIT Income ETF | Index-Related Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Mortgage REIT Income ETF | Issuer-Specific Changes Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Issuer-Specific Changes Risk. The value of individual securities in the Fund’s portfolio can be more volatile than the market as a whole and can perform differently from the value of the market as a whole, which may have a greater impact if the Fund’s portfolio is concentrated in a country, region, market, industry, sector or asset class. A change in the financial condition, market perception or the credit rating of an issuer of securities included in the Fund’s Index may cause the value of its securities to decline.

VanEck Mortgage REIT Income ETF | Index Tracking Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Mortgage REIT Income ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Mortgage REIT Income ETF | Mortgage REITs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Mortgage REITs Risk. Mortgage REITs are exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers. Credit risk refers to the possibility that the borrower will be unable and/or unwilling to make timely interest payments and/or repay the principal on the loan to a mortgage REIT when due. To the extent that a mortgage REIT invests in mortgage-backed securities offered by private issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the mortgage REIT may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. However, there can be no assurance that the private insurers can or will meet their obligations under such policies. Unexpected high rates of default on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to a mortgage REIT. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. To the extent that a mortgage REIT’s portfolio is exposed to lower-rated, unsecured or subordinated instruments, the risk of loss may increase, which may have a negative impact on the Fund. Mortgage REITs also are subject to the risk that the value of mortgaged properties may be less than the amounts owed on the properties. If a mortgage REIT is required to foreclose on a borrower, the amount recovered in connection with the foreclosure may be less than the amount owed to the mortgage REIT.
Mortgage REITs are subject to significant interest rate risk. Interest rate risk refers to fluctuations in the value of a mortgage REIT’s investment in fixed rate obligations resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the value of a mortgage REIT’s investment in fixed rate obligations goes down.
Mortgage REITs typically use leverage and many are highly leveraged, which exposes them to leverage risk and the risks generally associated with debt financing. Leverage risk refers to the risk that leverage created from borrowing may impair a mortgage REIT’s liquidity, cause it to liquidate positions at an unfavorable time and increase the volatility of the values of securities issued by the mortgage REIT. The use of leverage may not be advantageous to a mortgage REIT. The success of using leverage is dependent on whether the return earned on the investments made using the proceeds of leverage exceed the cost of using leverage. To the extent that a mortgage REIT incurs significant leverage, it may incur substantial losses if its borrowing costs increase. Borrowing costs may increase for any of the following reasons: short-term interest rates increase; the market value of a mortgage REIT’s assets decrease; interest rate volatility increases; or the availability of financing in the market decreases. During periods of adverse market conditions, downturns in the economy or deterioration in the conditions of the REIT’s mortgage-related assets, the use of leverage may cause a mortgage REIT to lose more money that would have been the case if leverage was not used.
Mortgage REITs are subject to prepayment risk, which is the risk that borrowers may prepay their mortgage loans at faster than expected rates. Prepayment rates generally increase when interest rates fall and decrease when interest rates rise. These faster than expected payments may adversely affect a mortgage REIT’s profitability because the mortgage REIT may be forced to replace investments that have been redeemed or repaid early with other investments having a lower yield. Additionally, rising interest rates rise may cause the duration of a mortgage REIT’s investments to be longer than anticipated and increase such investments’ interest rate sensitivity. REITs are subject to special U.S. federal tax requirements. A REIT’s failure to comply with these requirements may negatively affect its performance.
Mortgage REITs may be dependent upon the management skills and may have limited financial resources. Mortgage REITs are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and self-liquidation. In addition, transactions between mortgage REITs and their affiliates may be subject to conflicts of interest which may adversely affect a mortgage REIT’s shareholders.

VanEck Mortgage REIT Income ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Mortgage REIT Income ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Mortgage REIT Income ETF | Passive Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Mortgage REIT Income ETF | Small- And Medium-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Mortgage REIT Income ETF | Trading Issues Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Mortgage REIT Income ETF | VanEck Mortgage REIT Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MORT
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.02%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 530
Annual Return 2015	rr_AnnualReturn2015	(9.08%)
Annual Return 2016	rr_AnnualReturn2016	23.08%
Annual Return 2017	rr_AnnualReturn2017	18.12%
Annual Return 2018	rr_AnnualReturn2018	(4.03%)
Annual Return 2019	rr_AnnualReturn2019	20.90%
Annual Return 2020	rr_AnnualReturn2020	(21.89%)
Annual Return 2021	rr_AnnualReturn2021	18.61%
Annual Return 2022	rr_AnnualReturn2022	(26.77%)
Annual Return 2023	rr_AnnualReturn2023	15.26%
Annual Return 2024	rr_AnnualReturn2024	0.24%
Label	rr_AverageAnnualReturnLabel	VanEck Mortgage REIT Income ETF(return before taxes)
1 Year	rr_AverageAnnualReturnYear01	0.24%
5 Years	rr_AverageAnnualReturnYear05	(4.76%)
10 Years	rr_AverageAnnualReturnYear10	1.86%
VanEck Mortgage REIT Income ETF | VanEck Mortgage REIT Income ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck Mortgage REIT Income ETF(return after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	(4.15%)
5 Years	rr_AverageAnnualReturnYear05	(7.74%)
10 Years	rr_AverageAnnualReturnYear10	(1.36%)
VanEck Mortgage REIT Income ETF | VanEck Mortgage REIT Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck Mortgage REIT Income ETF(return after taxes on distributions and sale of Fund Shares)
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	(4.55%)
10 Years	rr_AverageAnnualReturnYear10	0.22%
VanEck Preferred Securities ex Financials ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck® Preferred Securities ex Financials ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
VanEck® Preferred Securities ex Financials ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index (the “Preferred Securities Index” or the “Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the period from May 1, 2024 through December 31, 2024, the Fund’s portfolio turnover rate was approximately 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. The Preferred Securities Index is comprised of U.S. exchange-listed hybrid debt, preferred stock and convertible preferred stock issued by non-financial corporations (collectively, "Preferred Securities"). Hybrid debt securities are securities that have characteristics of both equity securities and debt securities. Hybrid securities usually pay interest or dividends and, in the event of an issuer's bankruptcy or default, holders of hybrid securities typically have claims that are senior to holders of the issuer's equity securities but subordinate to holders of the issuer's debt securities.
Preferred Securities generally pay fixed or variable rate distributions to preferred shareholders and such shareholders have preference over common shareholders in the payment of distributions and in the event of a liquidation of the issuer’s assets, but are junior to most other forms of debt, including senior and subordinated debt. Preferred Securities may be subject to redemption or call provisions and may include those issued by small- and medium-capitalization companies. As of December 31, 2024, the Preferred Securities Index included 99 U.S.-listed securities of 49 issuers. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. The Preferred Securities Index is reconstituted and rebalanced monthly.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Preferred Securities Index by investing in a portfolio of securities that generally replicates the Preferred Securities Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Preferred Securities Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Preferred Securities Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Preferred Securities Index concentrates in an industry or group of industries. As of December 31, 2024, each of the utilities, real estate, communication services and industrials sectors represented a significant portion of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Preferred Securities Index concentrates in an industry or group of industries. As of December 31, 2024, each of the utilities, real estate, communication services and industrials sectors represented a significant portion of the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index, a broad measure of market performance and an additional index. Prior to June 1, 2021, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Wells Fargo® Hybrid and Preferred Securities ex Financials Index (the “Prior Index”). Therefore, performance information prior to June 1, 2021 reflects the performance of the Fund tracking the Prior Index. All returns assume reinvestment of dividends and distributions. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index, a broad measure of market performance and an additional index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	12.66%	2Q 2020
Worst Quarter:	-17.88%	1Q 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 1, 2024, the ICE BofA US Broad Market Index replaced the S&P 500 Index as the Fund's broad measure of market performance. The Fund changed its broad measure of market performance as it believes the ICE BofA US Broad Market Index is more representative of fixed income exposure.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	See “License Agreements and Disclaimers” for important information.
VanEck Preferred Securities ex Financials ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500® Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
VanEck Preferred Securities ex Financials ETF | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[9]
Label	rr_AverageAnnualReturnLabel	ICE BofA US Broad Market Index1(reflects no deduction for fees, expenses or taxes)	[9]
1 Year	rr_AverageAnnualReturnYear01	1.47%	[9]
5 Years	rr_AverageAnnualReturnYear05	(0.34%)	[9]
10 Years	rr_AverageAnnualReturnYear10	1.37%	[9]
VanEck Preferred Securities ex Financials ETF | ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[10]
Label	rr_AverageAnnualReturnLabel	ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index(reflects no deduction for fees, expenses or taxes)*	[10]
1 Year	rr_AverageAnnualReturnYear01	9.62%	[10]
5 Years	rr_AverageAnnualReturnYear05	3.85%	[10]
10 Years	rr_AverageAnnualReturnYear10	4.72%	[10]
VanEck Preferred Securities ex Financials ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

VanEck Preferred Securities ex Financials ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	An investment may lose money.
VanEck Preferred Securities ex Financials ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Preferred Securities ex Financials ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened with respect to certain types of assets or in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
VanEck Preferred Securities ex Financials ETF | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

VanEck Preferred Securities ex Financials ETF | Call Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Call Risk. The Fund may invest in callable debt securities. If interest rates fall, issuers may “call” (or prepay) their debt securities before their maturity date. If the issuer exercises a call during or following a period of declining interest rates, the Fund is likely to have to replace the called security with a lower yielding security or riskier security, decreasing the Fund’s net investment income. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

VanEck Preferred Securities ex Financials ETF | Convertible Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Convertible Securities Risk. Convertible securities are subject to risks associated with both fixed income securities and common stocks. Depending on its conversion value, the price of a convertible security will be influenced by interest rates (i.e., its price generally will increase when interest rates fall and decrease when interest rates rise) or will tend to fluctuate directly with the price of the equity security into which the security can be converted.
VanEck Preferred Securities ex Financials ETF | Communication Services Sector Risk Member
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Communication Services Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the communication services sector. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulations and obsolescence of communications products and services due to technological advancement.

VanEck Preferred Securities ex Financials ETF | Foreign Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.
VanEck Preferred Securities ex Financials ETF | Floating Rate Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Floating Rate Risk. The Fund invests in floating-rate securities, which are instruments in which the interest rate payable on an obligation fluctuates on a periodic basis based upon changes in an interest rate benchmark. As a result, the yield on such a security will generally decline in a falling interest rate environment, causing the Fund to experience a reduction in the income it receives from the security.
VanEck Preferred Securities ex Financials ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
VanEck Preferred Securities ex Financials ETF | Hybrid Securities Risk Member
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Hybrid Securities Risk. Hybrid securities are typically subordinated to an issuer’s senior debt instruments; therefore, they are subject to greater credit risk than those senior debt instruments. Many hybrid securities are subject to provisions permitting their issuers to skip or defer distributions under specified circumstances. Hybrid securities may have limited or no voting rights and may have substantially lower overall liquidity than many other securities.

VanEck Preferred Securities ex Financials ETF | Index-Related Concentration Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Index-Related Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to reflect the Index’s allocation to such sector or sectors or industry or group of industries. The securities of many or all of the companies in the same sector or industry may decline in value due to developments adversely affecting such sector or industry. By concentrating its assets in a particular sector or sectors or industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of securities.
VanEck Preferred Securities ex Financials ETF | Industrials Sector Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock
Industrials Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the industrials sector. The industrials sector comprises companies who produce capital goods used in construction and manufacturing, such as companies that make and sell machinery, equipment and supplies that are used to produce other goods. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

VanEck Preferred Securities ex Financials ETF | Index Tracking Risk Member
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Index Tracking Risk. The Fund’s return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses, including taxes, not applicable to the Index and incurs costs associated with buying and selling securities and entering into derivatives transactions (if applicable), especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index or (if applicable) raising cash to meet redemptions or deploying cash in connection with inflows into the Fund. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value. Conversely, the Fund may generate earnings through its securities lending activities, which may increase the Fund’s return relative to the Index.
Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index provider may rely on various sources of information to assess the criteria of components of the Index, including information that may be based on assumptions and estimates. Errors in the Index data, the Index computations and/or the construction of the Index in accordance with its methodology may occur from time to time, and the Index provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Index provider’s or others’ errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Index provider’s or others’ errors will be borne by the Fund and its shareholders. Additionally, when the Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. Apart from scheduled rebalances, the Index provider or its agents may carry out additional ad hoc rebalances to the Index. Therefore, errors and additional ad hoc rebalances carried out by the Index provider or its agents to the Index may increase the costs to and the tracking error risk of the Fund.
The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to pay expenses or to meet redemptions. In addition, the Fund may not invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index. The Fund’s performance may also deviate from the return of the Index for various reasons, including legal restrictions or limitations imposed by the governments of certain countries, certain exchange listing standards (where applicable), a lack of liquidity in markets in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). To the extent the Fund utilizes depositary receipts, the purchase of depositary receipts may negatively affect the Fund’s ability to track the performance of the Index and increase tracking error, which may be exacerbated if the issuer of the depositary receipt discontinues issuing new depositary receipts or withdraws existing depositary receipts.
The Fund may value certain of its investments, underlying currencies and/or other assets based on fair value prices. To the extent the Fund calculates its net asset value based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any), repatriation or economic sanctions may also increase the index tracking risk. The Fund’s performance may also deviate from the performance of the Index due to the impact of withholding taxes, late announcements relating to changes to the Index and high turnover of the Index. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. The Fund may also need to rely on borrowings to meet redemptions, which may lead to increased expenses. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Index. Changes to the composition of the Index in connection with a rebalancing or reconstitution of the Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.
VanEck Preferred Securities ex Financials ETF | Interest Rate Risk Member
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Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.
VanEck Preferred Securities ex Financials ETF | Market Risk Member
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Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

VanEck Preferred Securities ex Financials ETF | No Guarantee Of Active Trading Market Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
VanEck Preferred Securities ex Financials ETF | Operational Risk Member
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Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Preferred Securities ex Financials ETF | Passive Management Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, unless a specific security/asset is removed from its Index, the Fund generally would not sell such a security/asset because the security’s issuer is in financial trouble. If a specific security/asset is removed from the Fund’s Index, the Fund may be forced to sell such security/asset at an inopportune time or for prices other than at current market values. An investment in the Fund involves risks similar to those of investing in any fund that invests in a similar asset class, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security/asset prices. The Fund’s Index may not contain the appropriate or a diversified mix of securities and/or assets for any particular economic cycle. The timing of changes in the composition of the Fund’s portfolio in seeking to track its Index could have a negative effect on the Fund. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. Additionally, unusual market conditions may cause the Fund’s Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Fund’s Index to vary from its normal or expected composition. This means that, based on market and economic conditions, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.
VanEck Preferred Securities ex Financials ETF | Preferred Securities Risk Member
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Preferred Securities Risk. Preferred Securities are essentially contractual obligations that entail rights to distributions declared by the issuer’s board of directors but may permit the issuer to defer or suspend distributions for a certain period of time. If the Fund owns a Preferred Security whose issuer has deferred or suspended distributions, the Fund may be required to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income in cash. Further, Preferred Securities may lose substantial value if distributions are deferred, suspended or not declared. Preferred Securities may also permit the issuer to convert Preferred Securities into the issuer’s common stock. Preferred Securities that are convertible into common stock may decline in value if the common stock to which Preferred Securities may be converted declines in value. Preferred Securities are subject to greater credit risk than traditional fixed income securities because the rights of holders of Preferred Securities are subordinated to the rights of the bond and debtholders of an issuer.

VanEck Preferred Securities ex Financials ETF | REITs Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	REITs Risk. Investing in REITs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers or tenants and self-liquidation. REITs also must satisfy specific requirements of the Internal Revenue Code in order to qualify for tax-free pass-through income. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing the return to the Fund on its investment in such company. In addition, REITs, like mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportionate share of duplicate levels of fees when the Fund invests in REITs.
VanEck Preferred Securities ex Financials ETF | Real Estate Sector Risk Member
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Real Estate Sector Risk. Companies in the real estate sector include companies that invest in real estate, such as REITs and real estate management and development companies. The Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the real estate sector. Companies that invest in real estate are subject to the risks of owning real estate directly as well as to risks that relate specifically to the way that such companies operate, including management risk (such companies are dependent upon the management skills of a few key individuals and may have limited financial resources). Adverse economic, business or political developments affecting real estate could have a major effect on the values of the Fund’s investments. Investing in real estate is subject to such risks as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, possible lack of availability of mortgage financing, market saturation, fluctuations in rental income and the value of underlying properties and extended vacancies of properties. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers or tenants.

VanEck Preferred Securities ex Financials ETF | Subordinated Obligations Risk
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Risk Narrative [Text Block]	rr_RiskTextBlock	Subordinated Obligations Risk. Payments under some bonds may be structurally subordinated to all existing and future liabilities and obligations of each of the respective subsidiaries and associated companies of an issuer of the bond. Claims of creditors of such subsidiaries and associated companies will have priority as to the assets of such subsidiaries and associated companies over the issuer and its creditors, including the Fund, who seek to enforce the terms of the bond. Certain bonds do not contain any restrictions on the ability of the subsidiaries of the issuers to incur additional unsecured indebtedness.
VanEck Preferred Securities ex Financials ETF | Small- And Medium-Capitalization Companies Risk Member
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Small- and Medium-Capitalization Companies Risk. The Fund may invest in small- and medium-capitalization companies and, therefore will be subject to certain risks associated with small- and medium-capitalization companies. These companies are often subject to less analyst coverage and may be in early and less predictable periods of their corporate existences, with little or no record of profitability. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than large-capitalization companies. Returns on investments in securities of small- and medium-capitalization companies could trail the returns on investments in securities of larger companies.

VanEck Preferred Securities ex Financials ETF | Trading Issues Risk Member
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Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VanEck Preferred Securities ex Financials ETF | Utilities Sector Risk Member
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Utilities Sector Risk. The Fund may be sensitive to, and its performance may depend to a greater extent on, the overall condition of the utilities sector. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, difficulty in raising adequate amounts of capital and governmental limitation on rates charged to customers.

VanEck Preferred Securities ex Financials ETF | VanEck Preferred Securities ex Financials ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PFXF
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 505
Annual Return 2015	rr_AnnualReturn2015	(0.31%)
Annual Return 2016	rr_AnnualReturn2016	5.79%
Annual Return 2017	rr_AnnualReturn2017	8.25%
Annual Return 2018	rr_AnnualReturn2018	(4.28%)
Annual Return 2019	rr_AnnualReturn2019	20.16%
Annual Return 2020	rr_AnnualReturn2020	7.99%
Annual Return 2021	rr_AnnualReturn2021	12.21%
Annual Return 2022	rr_AnnualReturn2022	(19.11%)
Annual Return 2023	rr_AnnualReturn2023	11.40%
Annual Return 2024	rr_AnnualReturn2024	8.79%
Label	rr_AverageAnnualReturnLabel	VanEck Preferred Securities ex Financials ETF(return before taxes)
1 Year	rr_AverageAnnualReturnYear01	8.79%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	4.55%
VanEck Preferred Securities ex Financials ETF | VanEck Preferred Securities ex Financials ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck Preferred Securities ex Financials ETF(return after taxes on distributions)
1 Year	rr_AverageAnnualReturnYear01	5.45%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	2.14%
VanEck Preferred Securities ex Financials ETF | VanEck Preferred Securities ex Financials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	VanEck Preferred Securities ex Financials ETF(return after taxes on distributions and sale of Fund Shares)
1 Year	rr_AverageAnnualReturnYear01	5.17%
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	2.52%

[1]	Van Eck Absolute Return Advisers Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2026.
[2]	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including business development companies (“BDCs”). Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s reports to shareholders.
[3]	On September 1, 2024, the ICE BofA Global Broad Market Index replaced the ICE BofA US Broad Market Index as the Fund's broad measure of market performance. The Fund changed its broad measure of market performance as it believes the ICE BofA Global Broad Market Index is more representative of global fixed income exposure.
[4]	Other Expenses have been restated to reflect current fees.
[5]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2026.
[6]	On September 1, 2024, the ICE BofA Global Broad Market Plus Index replaced the ICE BofA US Broad Market Index as the Fund's broad measure of market performance. The Fund changed its broad measure of market performance as it believes the ICE BofA Global Broad Market Plus Index is more representative of global fixed income exposure.
[7]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.30% of the Fund’s average daily net assets per year until at least May 1, 2026. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.
[8]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2026.
[9]	On September 1, 2024, the ICE BofA US Broad Market Index replaced the S&P 500 Index as the Fund's broad measure of market performance. The Fund changed its broad measure of market performance as it believes the ICE BofA US Broad Market Index is more representative of fixed income exposure.
[10]	Prior to June 1, 2021, the Fund sought to replicate as closely as possible, before fees and expenses, the price and yield performance of the Prior Index. From June 1, 2021, the index data reflects that of the ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index.
[11]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2026.